Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 26,148	¥ 20,634	¥ 456
Currency translation differences	552	(143)	42
Fair value changes on financial assets at fair value through other comprehensive income	(675)
Acquisition of remaining interests in associates	140	61
Share-based compensation-value of employee services	840	362	170
Ending balance	37,772	26,148	20,634
Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	997	617	577
Currency translation differences	552	(143)	42
Fair value changes on financial assets at fair value through other comprehensive income	(675)
Deemed contribution		119
Acquisition of remaining interests in associates	(831)
Share-based compensation-value of employee services	840	362	170
Deemed distribution			(189)
Appropriation to statutory reserve	20	42	17
Ending balance	903	997	617
Reserve of share-based payments [Member] | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	576	142
Deemed contribution		99
Share-based compensation-value of employee services	840	335	142
Ending balance	1,416	576	142
Contribution From Or Distribution To Holding Company [Member] | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	416	577
Deemed contribution		20
Share-based compensation-value of employee services		27	28
Deemed distribution			(189)
Ending balance	463	463	416
Statutory reserve [Member] | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	59
Appropriation to statutory reserve	20	42	17
Ending balance	79	59
Reserve of exchange differences on translation [Member] | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(101)	42
Currency translation differences	552	(143)	42
Ending balance	451	¥ (101)	¥ 42
Fair value reserve [Member] | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Fair value changes on financial assets at fair value through other comprehensive income	(675)
Ending balance	(675)
Others | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Acquisition of remaining interests in associates	(831)
Ending balance	¥ (831)